Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the information below about the relationship between executive compensation, as computed in accordance with SEC rules, and certain measures of the Company’s financial performance. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, please see the “Compensation Discussion and Analysis” (“CD&A”) section of this proxy statement.
Pay versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO1(1)(2)	Summary Compensation Table Total for PEO2(1)(2)	Compensation Actually Paid to PEO1(1)(3)(4)(5)	Compensation Actually Paid to PEO2(1)(3)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Adjusted Revenue(6) (in millions)
							Total Shareholder Return	Peer Group Total Shareholder Return
2024	$13,302,350	N/A	$32,707,769	N/A	$3,341,659	$6,553,447	$152.49	$105.42	$418.3	$2,074.1
2023	$12,379,765	N/A	$12,803,863	N/A	$2,840,156	$351,212	$126.74	$106.34	$206.3	$1,689.3
2022	$10,817,028	$15,711,252	$16,062,320	$13,495,700	$3,375,872	$4,244,342	$171.96	$99.81	$4.6	$1,331.0
2021	N/A	$9,723,273	N/A	$9,120,882	$2,585,706	$2,613,046	$155.41	$125.43	$16.8	$1,091.9
2020	N/A	$7,275,332	N/A	$18,855,662	$2,363,796	$5,370,327	$149.32	$130.04	$6.8	$897.0

(1)
During 2022, both Mr. Hollingshead and Ms. Petrovic served as Insulet’s Principal Executive Officer (PEO) for a portion of the year. Mr. Hollingshead (“PEO1”) served as PEO from June 1, 2022 to April 28, 2025 and Ms. Petrovic (PEO2) served as PEO in 2020, 2021, and, from January 1, 2022 to June 1, 2022.

(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for our PEO and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2024	James Hollingshead	Ana Chadwick, Eric Benjamin, John Kapples, Mark Field, Lauren Budden
2023	James Hollingshead	Lauren Budden, Eric Benjamin, John Kapples, Mark Field, Wayde McMillan, Bret Christensen
2022	James Hollingshead Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, John Kapples
2020	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea

(3)
Amounts represent “compensation actually paid” as computed in accordance with SEC rules to our PEO and the average “compensation actually paid”, also as computed in accordance with SEC rules, to the remaining NEOs for the years indicated above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the executives during the applicable years. For information regarding the decisions made by our Talent and Compensation Committee relating to executive compensation, see the “Compensation Discussion and Analysis” section of this proxy statement.

(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)(b)	2024	$13,302,350	($10,249,856)	$25,478,850	$4,713,605	($537,180)	$0	$32,707,769
	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Shacey Petrovic (PEO2)	2022	$15,711,252	($14,006,044)	$11,115,887	$1,586,091	($911,486)	$0	$13,495,700
	2021	$9,723,273	($7,999,379)	$7,011,866	($692,234)	$1,077,356	$0	$9,120,882
	2020	$7,275,332	($5,476,105)	$7,347,782	$6,876,682	$2,831,971	$0	$18,855,662
Average for Other NEOs	2024	$3,341,659	($2,289,749)	$5,179,609	$443,080	($121,153)	$0	$6,553,447
	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,342
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,046
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,327

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

(b)	Mr. Hollingshead left the Company in April 2025.
(5)
Equity values used to determine the deductions and additions set forth in the tables in note 4 above to calculate “compensation actually paid” for our CEO/PEO and average “compensation actually paid” for our other NEOs are calculated in accordance with ASC 718. Adjustments with respect to stock option awards have been made as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term volatility and risk-free rates) as of the relevant measurement date in accordance with U.S. GAAP. Adjustments with respect to the PSUs is based on both the stock price as of the measurement date as well as our estimate of the probable outcome of the performance conditions applicable to each PSU award.

(6)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

Company Selected Measure Name			Adjusted revenue
Named Executive Officers, Footnote
(1)
During 2022, both Mr. Hollingshead and Ms. Petrovic served as Insulet’s Principal Executive Officer (PEO) for a portion of the year. Mr. Hollingshead (“PEO1”) served as PEO from June 1, 2022 to April 28, 2025 and Ms. Petrovic (PEO2) served as PEO in 2020, 2021, and, from January 1, 2022 to June 1, 2022.

(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for our PEO and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2024	James Hollingshead	Ana Chadwick, Eric Benjamin, John Kapples, Mark Field, Lauren Budden
2023	James Hollingshead	Lauren Budden, Eric Benjamin, John Kapples, Mark Field, Wayde McMillan, Bret Christensen
2022	James Hollingshead Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, John Kapples
2020	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea

Adjustment To PEO Compensation, Footnote
(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)(b)	2024	$13,302,350	($10,249,856)	$25,478,850	$4,713,605	($537,180)	$0	$32,707,769
	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Shacey Petrovic (PEO2)	2022	$15,711,252	($14,006,044)	$11,115,887	$1,586,091	($911,486)	$0	$13,495,700
	2021	$9,723,273	($7,999,379)	$7,011,866	($692,234)	$1,077,356	$0	$9,120,882
	2020	$7,275,332	($5,476,105)	$7,347,782	$6,876,682	$2,831,971	$0	$18,855,662
Average for Other NEOs	2024	$3,341,659	($2,289,749)	$5,179,609	$443,080	($121,153)	$0	$6,553,447
	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,342
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,046
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,327

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

(b)	Mr. Hollingshead left the Company in April 2025.

Non-PEO NEO Average Total Compensation Amount			$ 3,341,659	$ 2,840,156	$ 3,375,872	$ 2,585,706	$ 2,363,796
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,553,447	351,212	4,244,342	2,613,046	5,370,327
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

Executive	Fiscal Year	Total Reported in Summary Compensation Table	- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	+ Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year(a)	Compensation Actually Paid
James Hollingshead (CEO/PEO)(b)	2024	$13,302,350	($10,249,856)	$25,478,850	$4,713,605	($537,180)	$0	$32,707,769
	2023	$12,379,765	($9,499,797)	$11,615,643	($1,533,273)	($158,475)	$0	$12,803,863
	2022	$10,817,028	($8,999,878)	$14,245,170	$0	$0	$0	$16,062,320
Shacey Petrovic (PEO2)	2022	$15,711,252	($14,006,044)	$11,115,887	$1,586,091	($911,486)	$0	$13,495,700
	2021	$9,723,273	($7,999,379)	$7,011,866	($692,234)	$1,077,356	$0	$9,120,882
	2020	$7,275,332	($5,476,105)	$7,347,782	$6,876,682	$2,831,971	$0	$18,855,662
Average for Other NEOs	2024	$3,341,659	($2,289,749)	$5,179,609	$443,080	($121,153)	$0	$6,553,447
	2023	$2,840,156	($1,835,437)	$1,003,036	($240,497)	$115,240	($1,531,286)	$351,212
	2022	$3,375,872	($2,274,727)	$2,984,865	$450,758	($292,425)	$0	$4,244,342
	2021	$2,585,706	($1,674,745)	$1,484,500	($55,242)	$272,828	$0	$2,613,046
	2020	$2,363,796	($1,418,526)	$1,934,038	$2,034,349	$456,672	$0	$5,370,327

(a)
Messrs. Christensen and McMillan left the Company on May 5, 2023 and October 20, 2023, respectively. Their outstanding unvested stock awards and option awards were forfeited in 2023 and will not be realized.

(b)	Mr. Hollingshead left the Company in April 2025.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEOs and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. The TSR of our stock declined from December 31, 2022 to December 31, 2023 then recovered from December 31, 2023 to December 31, 2024. PEO and Average NEO compensation follows a similar pattern for that period; declining from December 31, 2022 to December 31, 2023 before recovering from December 31, 2023 to December 31, 2024. Additionally, the Company’s TSR since December 31, 2019 was positive and higher than that of the Nasdaq Healthcare Index for the same period.

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our PEOs and the average of compensation actually paid to our remaining NEOs with our net income. The Company’s net income increased considerably from 2023 to 2024. Compensation also increased from 2023 to 2024. Net income is not a financial measure used by our Talent and Compensation Committee to link compensation actually paid to our NEOs to company performance.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs with our adjusted revenue. The Company’s adjusted revenue increased considerably from 2023 to 2024. Compensation also increased from 2023 to 2024. As noted above, Adjusted Revenue is one of the most important financial measures used to link compensation actually paid to our NEOs to company performance and is the most heavily weighted measure in the Annual Incentive Plan as well as for our PSUs.

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEOs and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. The TSR of our stock declined from December 31, 2022 to December 31, 2023 then recovered from December 31, 2023 to December 31, 2024. PEO and Average NEO compensation follows a similar pattern for that period; declining from December 31, 2022 to December 31, 2023 before recovering from December 31, 2023 to December 31, 2024. Additionally, the Company’s TSR since December 31, 2019 was positive and higher than that of the Nasdaq Healthcare Index for the same period.

Tabular List, Table
Narrative to Pay versus Performance Table
For the fiscal year ended December 31, 2024, the most important (and only) financial performance measures used to link compensation actually paid to our NEOs to company performance were Adjusted Revenue and Adjusted EBIT. As discussed in the “Compensation Discussion and Analysis” (“CD&A”) section of the proxy statement, these measures are used in our Annual Incentive Plan as well as for our PSUs issued under our Long-Term Equity Incentive Plan. For our 2024 Annual Incentive Plan, we also utilized non-financial strategic measures, as described in the CD&A.

Important Financial Performance Measures
Adjusted Revenue
Adjusted EBIT

Total Shareholder Return Amount			$ 152.49	126.74	171.96	155.41	149.32
Peer Group Total Shareholder Return Amount			105.42	106.34	99.81	125.43	130.04
Net Income (Loss)			$ 418,300,000	$ 206,300,000	$ 4,600,000	$ 16,800,000	$ 6,800,000
Company Selected Measure Amount			2,074,100,000	1,689,300,000	1,331,000,000	1,091,900,000	897,000,000
PEO Name	Shacey Petrovic	James Hollingshead	James Hollingshead	James Hollingshead		Shacey Petrovic	Shacey Petrovic
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Revenue
Non-GAAP Measure Description
(6)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBIT
James Hollingshead [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,302,350	$ 12,379,765	$ 10,817,028
PEO Actually Paid Compensation Amount			32,707,769	12,803,863	16,062,320
Shacey Petrovic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,711,252	$ 9,723,273	$ 7,275,332
PEO Actually Paid Compensation Amount					13,495,700	9,120,882	18,855,662
PEO | James Hollingshead [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,249,856)	(9,499,797)	(8,999,878)
PEO | James Hollingshead [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,478,850	11,615,643	14,245,170
PEO | James Hollingshead [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,713,605	(1,533,273)	0
PEO | James Hollingshead [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(537,180)	(158,475)	0
PEO | James Hollingshead [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Shacey Petrovic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,006,044)	(7,999,379)	(5,476,105)
PEO | Shacey Petrovic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,115,887	7,011,866	7,347,782
PEO | Shacey Petrovic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,586,091	(692,234)	6,876,682
PEO | Shacey Petrovic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(911,486)	1,077,356	2,831,971
PEO | Shacey Petrovic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,289,749)	(1,835,437)	(2,274,727)	(1,674,745)	(1,418,526)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,179,609	1,003,036	2,984,865	1,484,500	1,934,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			443,080	(240,497)	450,758	(55,242)	2,034,349
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(121,153)	115,240	(292,425)	272,828	456,672
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (1,531,286)	$ 0	$ 0	$ 0